Taxation (Tables)	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Disclosure of Income Tax and Deferred Taxes Explanatory

			Group
	2022	2021	2020
	£m	£m	£m
Current tax:
UK corporation tax on profit for the year	526	401	107
Adjustments in respect of prior years	(81)	(24)	(24)
Total current tax	445	377	83
Deferred tax:
(Credit)/Charge for the year	(29)	100	34
Adjustments in respect of prior years	64	15	4
Total deferred tax	35	115	38
Tax on profit from continuing operations	480	492	121

Schedule of Tax on Profit Before Tax Differs from Theoretical Amount that Arise Using Basic Corporation Tax Rate
The Santander UK group’s effective tax rate for 2022 was 25.6% (2021: 26.7%, 2020: 21.6%). The tax on profit from continuing operations before tax differs from the theoretical amount that would arise using the basic corporation tax rate as follows:
For the years ended 31 December

			Group
	2022	2021	2020
	£m	£m	£m
Profit from continuing operations before tax	1,874	1,845	560
Tax calculated at a tax rate of 19% (2021: 19%, 2020: 19%)	356	351	106
Bank surcharge on profits	121	104	27
Non-deductible preference dividends paid	9	9	8
Non-deductible UK Bank Levy	13	14	19
Non-deductible conduct remediation, fines and penalties	48	6	(4)
Other non-deductible costs and non-taxable income	29	37	25
Effect of change in tax rate on deferred tax provision	(29)	9	6
Tax relief on dividends in respect of other equity instruments	(40)	(40)	(40)
Adjustment to prior year provisions	(27)	2	(26)
Tax on profit from continuing operations	480	492	121

Disclosure of Movement in Current Tax Assets and Liabilities
Movements in current tax assets and liabilities during the year were as follows:

		Group
	2022	2021
	£m	£m
Assets	347	264
Liabilities	—	—
At 1 January	347	264
Income statement charge (including discontinued operations)	(445)	(389)
Other comprehensive income credit	159	33
Corporate income tax paid	405	427
Other movements	12	12
	478	347
Assets	478	347
Liabilities	—	—
At 31 December	478	347

Schedule of Deferred Taxes
The table below shows the deferred tax assets and liabilities including the movement in the deferred tax account during the year. Deferred tax balances are presented in the balance sheet after offsetting assets and liabilities where the Santander UK group has the legal right to offset and intends to settle on a net basis.

								Group
	Fair value of financial instruments	Pension remeasurement	Cash flow hedges	Fair value reserve	Tax losses carried forward	Accelerated tax depreciation	Other temporary differences	Total
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2022	(123)	(508)	(7)	(12)	8	68	(5)	(579)
Income statement (charge)/credit	150	(49)	—	—	(7)	(33)	(96)	(35)
Transfers/reclassifications	—	—	2	—	(1)	—	(1)	—
Credited/(charged) to other comprehensive income	—	267	310	11	—	—	(9)	579
At 31 December 2022	27	(290)	305	(1)	—	35	(111)	(35)

At 1 January 2021	(65)	(26)	(99)	(11)	15	38	37	(111)
Income statement (charge)/credit	(58)	(67)	—	—	(7)	40	(23)	(115)
Transfers/reclassifications	—	4	(16)	1	—	(10)	(19)	(40)
Credited/(charged) to other comprehensive income	—	(419)	108	(2)	—	—	—	(313)
At 31 December 2021	(123)	(508)	(7)	(12)	8	68	(5)	(579)